Non-controlling Interests - Cash Flows (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated subsidiaries information
Cash flows from operating activities	$ 25,099,736	$ 36,656,891	$ 31,285,576
Cash flows from investing activities	(17,331,085)	(29,000,410)	(23,781,560)
Cash flows from financing activities	(16,469,338)	(9,990,912)	12,032,925
Net (decrease) increase in cash and cash equivalents	(8,811,134)	(1,851,043)	$ 19,667,776
Sky
Consolidated subsidiaries information
Cash flows from operating activities	8,054,919	8,470,718
Cash flows from investing activities	(3,999,060)	(6,472,268)
Cash flows from financing activities	(2,094,281)	(66,747)
Net (decrease) increase in cash and cash equivalents	1,961,578	1,931,703
Empresas Cablevision
Consolidated subsidiaries information
Cash flows from operating activities	3,983,104	4,299,732
Cash flows from investing activities	(2,504,986)	(3,887,367)
Cash flows from financing activities	(789,194)	(150,712)
Net (decrease) increase in cash and cash equivalents	$ 688,924	$ 261,653